Schedule of Property, Plant and Equipment (Details) (USD $)	3 Months Ended	12 Months Ended
	Feb. 28, 2013	Nov. 30, 2012
Plant And Equipment Schedule Of Property, Plant And Equipment 1		$ 37,573
Plant And Equipment Schedule Of Property, Plant And Equipment 2		28,565
Plant And Equipment Schedule Of Property, Plant And Equipment 3		35,211
Plant And Equipment Schedule Of Property, Plant And Equipment 4		24,873
Plant And Equipment Schedule Of Property, Plant And Equipment 5		18,027
Plant And Equipment Schedule Of Property, Plant And Equipment 6		12,282
Plant And Equipment Schedule Of Property, Plant And Equipment 7		15,310
Plant And Equipment Schedule Of Property, Plant And Equipment 8		10,985
Plant And Equipment Schedule Of Property, Plant And Equipment 9		8,252
Plant And Equipment Schedule Of Property, Plant And Equipment 10		8,252
Plant And Equipment Schedule Of Property, Plant And Equipment 11		8,252
Plant And Equipment Schedule Of Property, Plant And Equipment 12		4,501
Plant And Equipment Schedule Of Property, Plant And Equipment 13		142,140
Plant And Equipment Schedule Of Property, Plant And Equipment 14		11,845
Plant And Equipment Schedule Of Property, Plant And Equipment 15		205,992
Plant And Equipment Schedule Of Property, Plant And Equipment 16		60,944
Plant And Equipment Schedule Of Property, Plant And Equipment 17		58,773
Plant And Equipment Schedule Of Property, Plant And Equipment 18		40,359
Plant And Equipment Schedule Of Property, Plant And Equipment 19		145,048
Plant And Equipment Schedule Of Property, Plant And Equipment 20		18,414
Plant And Equipment Schedule Of Property, Plant And Equipment 21		20,585
Plant And Equipment Schedule Of Property, Plant And Equipment 22		10,786
Plant And Equipment Schedule Of Property, Plant And Equipment 1	37,573
Plant And Equipment Schedule Of Property, Plant And Equipment 2	29,241
Plant And Equipment Schedule Of Property, Plant And Equipment 3	37,573
Plant And Equipment Schedule Of Property, Plant And Equipment 4	28,565
Plant And Equipment Schedule Of Property, Plant And Equipment 5	18,027
Plant And Equipment Schedule Of Property, Plant And Equipment 6	12,713
Plant And Equipment Schedule Of Property, Plant And Equipment 7	18,027
Plant And Equipment Schedule Of Property, Plant And Equipment 8	12,282
Plant And Equipment Schedule Of Property, Plant And Equipment 9	8,252
Plant And Equipment Schedule Of Property, Plant And Equipment 10	8,252
Plant And Equipment Schedule Of Property, Plant And Equipment 11	8,252
Plant And Equipment Schedule Of Property, Plant And Equipment 12	8,252
Plant And Equipment Schedule Of Property, Plant And Equipment 13	142,140
Plant And Equipment Schedule Of Property, Plant And Equipment 14	18,952
Plant And Equipment Schedule Of Property, Plant And Equipment 15	142,140
Plant And Equipment Schedule Of Property, Plant And Equipment 16	11,845
Plant And Equipment Schedule Of Property, Plant And Equipment 17	205,992
Plant And Equipment Schedule Of Property, Plant And Equipment 18	69,158
Plant And Equipment Schedule Of Property, Plant And Equipment 19	205,992
Plant And Equipment Schedule Of Property, Plant And Equipment 20	60,944
Plant And Equipment Schedule Of Property, Plant And Equipment 21	136,834
Plant And Equipment Schedule Of Property, Plant And Equipment 22	145,048
Plant And Equipment Schedule Of Property, Plant And Equipment 23	8,214
Plant And Equipment Schedule Of Property, Plant And Equipment 24	$ 20,585